FAIR VALUE MEASUREMENTS - Summary Of Binomial (Lattice) Valuation Model Assumptions Used To Record The Fair Value Of The Warrants (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	67.00%	66.00%	64.00%
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected term (years)	4 years 7 months 2 days	4 years 7 months 9 days	4 years 4 months 24 days
Level 3 [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value determined per warrant	$ 0.53	$ 1.57
Expected volatility	95.00%	92.50%
Expected annual dividend yield	0.00%	0.00%
Expected term (years)	2 years 3 months 18 days	3 years 3 months 18 days
Risk-free rate	4.20%	4.20%